Cover	Jan. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2023
Entity File Number	333-202398
Entity Registrant Name	ARMA SERVICES, INC.
Entity Central Index Key	0001625285
Entity Tax Identification Number	32-0449388
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Suite 140-920 7260 West Azure Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89130
City Area Code	(657)
Local Phone Number	315-8312
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false